Multiemployer Plans (Details Narrative) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Multiple-Employer Plan Accounted for as Multiemployer Plan, Contribution by Participating Entity	$ 5,100	$ 3,200	$ 800
Multiemployer health and welfare plans	7,293	5,857
Multiemployer Health And Welfare Plans [Member]
Multiemployer health and welfare plans	7,900	5,800	1,500
CANADA
Multiemployer contribution	$ 0	$ 200	$ 200